Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Revenue Recognition

(t)             Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of income and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of income and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent.  The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity.  This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (refer to Note 23), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.